Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.	ATTORNEYS AND COUNSELORS AT LAW

Daniel H. April

Janet Clow

David F. Cunningham

Patrick J. Dolan

John M. Hickey

C.W.N. Thompson, Jr.

February 1, 2018

VIA EDGAR FILING

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
Registration Number under the Securities Act of 1933: 033-14905
Registration Number under the Investment Company Act of 1940: 811- 05201

Ladies and Gentlemen:

On behalf of the Trust, in accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the forms of the Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 119 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 127 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which was filed electronically with the Commission on January 30, 2018.

If you have any questions or comments, please contact the undersigned at 505-988-2900 x103.

Very Truly Yours,

/s/ Daniel H. April

Daniel H. April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901